S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 12, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

We, our sponsor and our executive officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative, offer, sell, contract to sell, pledge, sell any option or contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, private placement warrants, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions. The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described herein.

Our sponsor, officers and directors agreed not to transfer, assign or sell any founder shares or any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of (A) six months after the consummation of our initial business combination or (B) subsequent to the consummation of our initial business combination, (x) the date on which the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, or (y) the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described in “Principal Shareholders - Restrictions on Transfers of Founder Shares and Private Placement Warrants” on page 151).